Shareholders' Equity (Additional Information) (Details) - USD ($)				9 Months Ended	12 Months Ended
	Aug. 31, 2023	Nov. 17, 2022	Nov. 10, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 25, 2023	Dec. 31, 2021	Mar. 04, 2019	Feb. 27, 2019
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued				154,185,089	141,348,856	474,683	132,858,484
Share price				$ 18	$ 18
Price per share					$ 0.01
Warrants outstanding				6,854,309	6,899,988
Shares issued, shares				250,000
Proceeds from sale of common stock				$ 1,200,000
Common Stock, Value, Issued				$ 15,000	$ 14,000		$ 13,000
Preference shares, authorized				45,000,000	45,000,000		45,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized			740,000,000	740,000,000	740,000,000		740,000,000
Common stock, shares outstanding				94,116,504	141,348,856		132,858,484
Common stock, par value			$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Preference shares issue				29,057,097	29,057,097		0
Preferred stock, shares outstanding				29,057,097	29,057,097		0
Payment made to Investor				$ 8,650,000
Treasury Stock Common Shares Outstanding				60,068,585	0
Series A Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preference shares, authorized					45,000,000
Preferred stock, par value					$ 0.0001
Preference shares issue			29,057,097
Preferred stock, shares outstanding					29,057,097		0
Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Share price					$ 11.5
Price per share				$ 11.5
Preferred Stock Member
Shareholders' Equity (Details) [Line Items]
Shares issued, value					$ 290,600,000
Preferred stock, shares outstanding				29,057,097	29,057,097
Hudson Bay [Member]
Shareholders' Equity (Details) [Line Items]
Common Stock, Value, Issued				$ 500,000
Proceed from Securities and Warrants issued	$ 118,600,000
Cove Lane [Member]
Shareholders' Equity (Details) [Line Items]
Common Stock, Value, Issued				$ 300,000
A R Yorkville Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued				632,431
Purchase of stock, percentage				98.00%
Common stock sold				6,839,073
Proceeds from sale of common stock				$ 26,300,000
Right to sell maximum number of common stock shares		$ 500,000,000		$ 500,000,000
Common stock, par value		$ 0.0001
A R Yorkville Purchase Agreement [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued, shares				250,000
B. Riley Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued				250,000
Purchase of stock, percentage				98.00%
Common stock sold				252,800
Right to sell maximum number of common stock shares		$ 500,000,000
First Amended Certificate of Incorporation [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued								350,000,000	200,000,000
Preferred stock, par value								$ 0.0001	$ 0.0001
Common stock, par value								$ 0.0001	$ 0.0001
Preference shares issue								20,000,000	20,000,000
Second Amended Certificate of Incorporation [Member]
Shareholders' Equity (Details) [Line Items]
Common stock, shares issued			740,000,000
Shares issued, shares			785,000,000
Common stock, shares outstanding			197,566,338
Preference shares issue			45,000,000
Second Amended Certificate of Incorporation [Member] | Series A Preferred Stock [Member]
Shareholders' Equity (Details) [Line Items]
Preferred stock, par value			$ 0.0001
Preferred stock, shares outstanding			29,057,097
Equity Purchase Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued, value		$ 500,000,000
Purchase of stock, percentage		98.00%
Equity Purchase Agreement [Member] | Common Stock [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued, shares		250,000
Structuring fees		$ 10,000
Warrants [Member] | Warrant Transfer Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Price per share				$ 0.01
Warrants outstanding				3,613,383	4,104,000
Warrants [Member] | Warrant Transfer Agreement [Member] | Sponsor [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding					1,000,000
Warrants [Member] | Warrant Transfer Agreement [Member] | Sorrento Therapeutics, Inc. [Member]
Shareholders' Equity (Details) [Line Items]
Warrants outstanding					3,104,000
Treasury Stock [Member]
Shareholders' Equity (Details) [Line Items]
Treasury Stock Common Shares Outstanding				60,068,585